Commitments for Expenditure (Tables)	12 Months Ended
Dec. 31, 2018
Commitments for Expenditure [Abstract]
Commitments for acquisition of property, plant and equipment
The commitments for acquisition of property, plant and equipment as of December 31, 2017 and 2018 are as follows:

		2017		2018
Contracts		Amounts	Balance	Amounts	Balance
		In millions of won
Purchase of switch (25.8kV Eco) 12,450	￦	50,526	35,494	50,526	—
Purchase of cable (PVC,1C,2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)		50,256	42,857	56,183	37,309
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shintangjung)		42,500	29,987	44,315	31,801
Purchase of GIS (362KV 6300A 63KA) 23CB – YoungseoS/S		34,500	34,500	34,500	34,500
Purchase of GIS (362KV 6300A 63KA) 27CB – KwangyangS/S		37,476	18,044	37,694	10,491
Purchase of GIS (800KV 8000A 50KA) 10CB – Shin-JungbuS/S		63,730	44,955	63,730	—
Purchase of transformer (765/345/23kV 666.7MVA, 2TANK) 6 units – Shin-JungbuS/S		37,500	37,500	37,500	—
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,645,000M		78,076	76,762	78,076	—
Purchase of Concrete Poles (10M, 350KGF) 121,900 and 6 others		133,387	112,981	133,387	13,343
Advanced E-Type low voltage electricity meter 1,600,000 units		65,408	64,592	65,408	—
Purchase of Ground Switch (44-D-A125, 600AX4) and 1 other 4,016 units		56,482	55,990	56,482	—
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 3,504,000M		—	—	66,240	38,998
Purchase of cable (FR CNCO-W,1C,325SQ) 1,400,000		—	—	57,475	48,598
Purchase of switch (Eco) 9,360 units		—	—	40,631	34,797
Construction of Shin-Kori units (#3,4)		7,363,514	93,637	7,363,514	3,211
Construction of Shin-Kori units (#5,6)		8,625,387	6,757,146	8,625,387	5,930,099
Construction of Shin-Hanul units (#1,2)		7,982,342	1,015,813	7,982,342	355,704
Construction of Shin-Hanul units (#3,4)(*)		8,261,818	8,097,056	—	—
Other 26 contracts		262,400	114,041	269,681	161,243
Purchase of main machine for construction of Seoul Combined units (#1,2)		361,203	99,031	365,164	51,165
Construction of Seoul Combined units (#1,2)		227,685	60,568	285,890	27,125
Purchase of smoke eliminating machine for construction of Shin-Boryeong units (#1,2)		169,544	36,417	172,609	13,986
Service of designing Shin-Boryeong units (#1,2)		127,810	16,371	120,199	1,076
Purchase of main machine for construction of Shin-Boryeong units (#1,2)		866,065	4,981	866,065	4,981
Construction of Shin-Boryeong units (#1,2)		316,190	23,100	309,466	—
Purchase of furnace for construction of Shin-Seocheon thermal power plant		302,030	222,555	305,209	74,631
Purchase of turbine generator for construction of Shin-Seocheon thermal power plant		104,402	83,522	104,402	57,968
Electricity construction of Shin-Seocheon thermal power plant		200,453	196,993	217,848	174,122
Purchase of main machine for Jeju LNG combined		166,287	15,409	166,287	11,272
Purchase of coal handling machine for construction of Taean (#9,10) and IGCC units (conditional contract for installation)		193,375	5,129	205,764	282
Purchase of furnace for construction of Taean units (#9,10)		566,945	33,817	556,504	18,502
Service of designing Taean units (#9,10)		111,322	13,671	112,344	13,338
Purchase of turbine generator for construction of Taean units (#9,10)		205,267	550	214,462	10,422
Purchase of oxygen plant for construction of Taean IGCC units		94,564	199	96,068	1,552
Service of designing Taean IGCC plant units		44,802	2,669	46,001	3,161
Purchase of furnace for construction of Samcheok units (#1,2)		1,082,641	5,963	1,092,287	12,215
Purchase of coal handling machine for construction of Samcheok units (#1,2)		304,924	52,362	307,925	48,736
Service of designing Samcheok units (#1,2)		114,047	4,745	103,679	—
Purchase of turbine main equipment for Samcheok units (#1,2)		215,333	874	212,188	348
Purchase of main equipment for Namjeju		—	—	146,594	134,949

(*)	The Company recognized impairment loss in relation to Shin-Hanul unit 3 and 4, and there are no legally binding commitments for expenditure as of December 31, 2018.

Commitments for inventory purchase

Contract periods for ore concentrates, conversion, enrichment and design and fabrication are as follows:

Type	Periods	Contracted quantity
Concentrate	2018 ~ 2030	48,162 Ton U3O8
Transformed	2018 ~ 2030	23,484 Ton U
Enrichment	2018 ~ 2030	25,530 Ton SWU
Molded	2018 ~ 2022	520 Ton U